PENSION AND OTHER POSTEMPLOYMENT BENEFITS - Schedule of Assumptions Used to Determine Net Periodic Benefit Cost (Details) - First Energy [Member]	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pension
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Discount rate	5.59%	5.72%	5.05%
Rate of compensation increase	4.30%	4.30%	4.30%
Cash balance weighted average interest crediting rate	4.64%	4.37%	4.94%
Effective rate for interest on benefit obligations	5.41%	4.92%
Effective rate for service costs	5.89%	5.17%
Effective rate for interest on service costs	5.66%	5.05%
Expected return on plan assets	8.50%	8.00%	8.00%
Rate of compensation increase	4.30%	4.30%	4.30%
Pension | Minimum
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Effective rate for interest on benefit obligations			5.10%
Effective rate for service costs			5.34%
Effective rate for interest on service costs			5.22%
Pension | Maximum
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Effective rate for interest on benefit obligations			4.80%
Effective rate for service costs			5.11%
Effective rate for interest on service costs			4.94%
OPEB
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Discount rate	5.37%	5.60%	4.97%
Effective rate for interest on benefit obligations	5.28%	4.88%	5.06%
Effective rate for service costs	5.98%	5.23%	5.41%
Effective rate for interest on service costs	5.88%	5.16%	5.33%
Expected return on plan assets	7.00%	7.00%	7.00%
Rate to which the cost trend rate is assumed to decline (ultimate trend rate)	4.50%	4.50%	4.50%
Other Postretirement Benefits Plan - Pre Medicare
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Health care cost trend rate assumed (pre/post-Medicare)	6.50%	7.00%	7.00%
Other Postretirement Benefits Plan - Post Medicare
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Health care cost trend rate assumed (pre/post-Medicare)	5.80%	6.00%	6.50%